Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 € / shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $	$ 17,296		$ 22,880
Total prepaid expenses and other current assets | $	309,516		293,976
Long-term assets:
Property, plant and equipment - accumulated depreciation | $	516,765		502,967
Intangible assets - accumulated amortization | $	$ 748,590		$ 727,691
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares - par value (in EUR per share) | € / shares		€ 0.01		€ 0.01
Preference shares - shares authorized (in shares)	450,000,000
Preference shares - shares issued (in shares)	0
Preference shares - shares outstanding (in shares)	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares - par value (in EUR per share) | € / shares		0.01		€ 0.01
Financing preference shares - shares authorized (in shares)	40,000,000
Financing preference shares - shares issued (in shares)	0		0
Financing preference shares - shares outstanding (in shares)	0		0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares
Common shares - par value (in EUR per share) | € / shares		€ 0.01
Common shares - shares authorized (in shares)	410,000,000
Common stock - shares issued (in shares)	230,829,000		230,829,000
Less treasury shares, at cost—2,627 and 3,113 shares, respectively
Treasury shares (in shares)	(2,627,000)		(3,113,000)
Related Party
Current assets:
Total prepaid expenses and other current assets | $	$ 78		$ 11,929